Related party transactions - Other related parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total Revenues and other income	$ 1,924,381	$ 1,670,712	$ 3,790,103	$ 3,460,728
Related Party | Associated Companies
Related Party Transaction [Line Items]
Management fees and other	2,571	3,875	5,580	9,190
Dividends	5,310	18,852	7,823	26,010
Total Revenues and other income	$ 7,881	$ 22,727	$ 13,403	$ 35,200